LONG-TERM DEBT AND NOTE PAYABLE (Tables)	12 Months Ended
Oct. 28, 2018
Debt Disclosure [Abstract]
Schedule of debt
Debt is comprised of the following (in thousands):

	October 28, 2018	October 29, 2017
Term loan credit facility, due February 2025 and June 2022, respectively	$412,925	$144,147
8.25% senior notes, due January 2023	—	250,000
Asset-based lending credit facility, due February 2023 and June 2019, respectively	—	—
Less: unamortized deferred financing costs(1)	5,699	6,857
Total long-term debt, net of deferred financing costs	407,226	387,290
Less: current portion of long-term debt	4,150	—
Total long-term debt, less current portion	$403,076	$387,290

(1)
Includes the unamortized deferred financing costs associated with the term loan credit facilities and 8.25% senior notes due 2023 (the “Notes”). The unamortized deferred financing costs associated with the asset-based lending credit facilities of $1.1 million and $0.7 million as of October 28, 2018 and October 29, 2017, respectively, are classified in other assets on the consolidated balance sheets.

Schedule of debt maturity	The scheduled maturity of our debt is as follows (in thousands):

2019	$4,150
2020	4,150
2021	4,150
2022	4,150
2023 and thereafter	396,325
$412,925